Operating leases - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Minimum lease payments payable under non-cancellable operating lease	€ 181.6	€ 168.3
Findus Sverige AB
Disclosure of other provisions [line items]
Minimum lease payments payable under non-cancellable operating lease	110.6
Other provisions	€ 66.9